Note 3 - Loans and Allowance for Loan Losses (Detail) - Loan Portfolio by Credit Quality (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real Estate Construction [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	$ 35,775,000	$ 27,646,000
Real Estate Construction [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	6,868,000	6,372,000
Real Estate Construction [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	5,581,000	10,894,000
Real Estate Construction [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality	693,000
Real Estate Construction [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	48,917,000	44,912,000
Real Estate Construction [Member]
Rating:
Loan Balance by Credit Quality	48,917,296	44,912,049
Real Estate Commercial [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	156,448,000	162,019,000
Real Estate Commercial [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	4,976,000	20,406,000
Real Estate Commercial [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	6,337,000	12,431,000
Real Estate Commercial [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	167,761,000	194,856,000
Real Estate Commercial [Member]
Rating:
Loan Balance by Credit Quality	167,760,850	194,856,374
One to Four Family Units [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	94,209,000	91,503,000
One to Four Family Units [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	1,636,000	3,214,000
One to Four Family Units [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	3,507,000	3,314,000
One to Four Family Units [Member] | Doubtful [Member]
Rating:
Loan Balance by Credit Quality	30,000
One to Four Family Units [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	99,382,000	98,031,000
One to Four Family Units [Member]
Rating:
Loan Balance by Credit Quality	99,381,934	98,030,718
Multi-Family Units [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	45,133,000	42,668,000
Multi-Family Units [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	1,272,000	498,000
Multi-Family Units [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	46,405,000	43,166,000
Multi-Family Units [Member]
Rating:
Loan Balance by Credit Quality	46,405,034	43,165,695
Commercial Loans [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	88,230,000	80,529,000
Commercial Loans [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	2,255,000	2,183,000
Commercial Loans [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	4,742,000	5,376,000
Commercial Loans [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	95,227,000	88,088,000
Commercial Loans [Member]
Rating:
Loan Balance by Credit Quality	95,226,762	88,088,580
Consumer and Other Loans [Member] | Pass [Member]
Rating:
Loan Balance by Credit Quality	15,840,000	19,522,000
Consumer and Other Loans [Member] | Special Mention [Member]
Rating:
Loan Balance by Credit Quality	93,000	309,000
Consumer and Other Loans [Member] | Substandard [Member]
Rating:
Loan Balance by Credit Quality	784,000	927,000
Consumer and Other Loans [Member] | Total [Member]
Rating:
Loan Balance by Credit Quality	16,717,000	20,758,000
Consumer and Other Loans [Member]
Rating:
Loan Balance by Credit Quality	16,716,858	20,758,027
Pass [Member]
Rating:
Loan Balance by Credit Quality	435,635,000	423,887,000
Special Mention [Member]
Rating:
Loan Balance by Credit Quality	17,100,000	32,982,000
Substandard [Member]
Rating:
Loan Balance by Credit Quality	20,951,000	32,942,000
Doubtful [Member]
Rating:
Loan Balance by Credit Quality	723,000
Total [Member]
Rating:
Loan Balance by Credit Quality	$ 474,409,000	$ 489,811,000